Debt and Credit Agreements - Schedule of Long-Term Debt (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Current liabilities:
Long-term debt payable within one year	CAD 602	CAD 500
Long-term liabilities:
Long-term debt, noncurrent	10,078	8,207
Total long-term debt	CAD 10,680	CAD 8,707